Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 279,640,000	$ 280,200,000	$ 25,000,000
Acquisitions/adjustments	3,300,000	(600,000)
Goodwill, Ending Balance	282,949,000	279,640,000	25,000,000
Utility Solutions [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	215,600,000	216,100,000
Acquisitions/adjustments	1,700,000	(500,000)
Goodwill, Ending Balance	217,300,000	215,600,000
Test [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	34,700,000	34,800,000
Acquisitions/adjustments	300,000	(100,000)
Goodwill, Ending Balance	35,000,000	34,700,000
Filtration [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	29,300,000	29,300,000
Acquisitions/adjustments	1,300,000	0
Goodwill, Ending Balance	$ 30,600,000	$ 29,300,000